Background and Basis of Presentation	12 Months Ended
Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background and Basis of Presentation
1.	BACKGROUND AND BASIS OF PRESENTATION
Triumph Group, Inc. (“Triumph”) is a Delaware corporation which, through its operating subsidiaries, designs, engineers, manufactures and sells products for the global aerospace original equipment manufacturers (“OEMs”) of aircraft and aircraft components and repairs and overhauls aircraft components and accessories for commercial airline, air cargo carrier and military customers on a worldwide basis. Triumph and its subsidiaries (collectively, the “Company”) are organized based on the products and services that they provide. Effective February 17, 2020, the Company combined its Integrated Systems and Product Support operating segments into one operating segment, Systems & Support. Under this organizational structure, the Company has two reportable segments: Systems & Support and Aerospace Structures. Segment information for prior periods has been recast to conform to this organizational structure.
Systems & Support consists of the Company’s operations that provide integrated solutions, including design, development, and support of proprietary components, subsystems and systems, as well as production of complex assemblies using external designs. Capabilities include hydraulic, mechanical and electromechanical actuation, power and control; a complete suite of aerospace gearbox solutions, including engine accessory gearboxes and helicopter transmissions; active and passive heat exchange technology; fuel pumps, fuel metering units and Full Authority Digital Electronic Control fuel systems; hydromechanical and electromechanical primary and secondary flight controls. Systems & Support also provides full life cycle solutions for commercial, regional and military aircraft. The Company’s extensive product and service offerings include full post-delivery value chain services that simplify the MRO supply chain. Through its ground support equipment maintenance, component MRO and post- production supply chain activities, Systems & Support is positioned to provide integrated planeside repair solutions globally. Capabilities include metallic and composite aircraft structures; nacelles; thrust reversers; interiors; auxiliary power units; and a wide variety of pneumatic, hydraulic, fuel and mechanical accessories. Repair services generally involve the replacement and/or remanufacturing of parts, which is similar to the original manufacture of the part. The processes that the Company performs related to repair and overhaul services are essentially the repair of wear parts or replacement of parts that are beyond economic repair. The repair service generally involves remanufacturing a complete part or a component of a part.
Aerospace Structures consists of the Company’s operations that supply commercial, business, regional and military manufacturers with large metallic and composite structures and aircraft interior systems, including air ducting and thermal acoustic insulations systems. Products include wings, wing boxes, fuselage panels, horizontal and vertical tails, subassemblies such as floor grids, and aircraft interior systems, including air ducting and thermal acoustic insulations systems. Aerospace Structures also has the capability to engineer detailed structural designs in metal and composites. Capabilities include advanced composite and interior structures, joining processes such as welding, autoclave bonding, and conventional mechanical fasteners.
The accompanying consolidated financial statements include the accounts of Triumph and its wholly-owned subsidiaries. Intercompany accounts and transactions have been eliminated from the consolidated financial statements.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Standards Recently Implemented
Adoption of ASU 2016-02
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02,
Leases (Topic 842)
. This ASU requires lessees to recognize most leases on their balance sheets as lease liabilities with corresponding right-of-use (“ROU”) assets. The Company adopted the standard as of April 1, 2019, using the modified retrospective approach and applying the standard’s transition provisions at the adoption date. Reporting periods beginning on or after April 1, 2019, are presented in accordance with Accounting Standards Codification (“ASC”) 842,
Leases
. Prior periods have not been adjusted and continue to be reported in accordance with previous accounting standards. The Company elected the package of practical expedients permitted under the transition guidance, which among other things, allows the Company to not reassess the historical lease classification.
Adoption of the new standard resulted in the recognition of operating lease ROU assets and lease liabilities of $76,444 and $84,663, respectively, with the difference due to prepaid and deferred rent that were reclassified to the ROU asset value. An adjustment to opening retained earnings of $225 was also recognized. The standard did not materially affect the Company’s consolidated statements of operations or cash flows. See Note 9 for further details.
Adoption of ASU 2018-02
In February 2018, the FASB issued ASU 2018-02,
Income Statement-Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
. This ASU permits a company to reclassify the income tax effects of the 2017 Tax Cuts and Jobs Act (“U.S. tax reform”) on items within AOCI to retained earnings. The Company adopted the provisions of this ASU in the first quarter of 2019 and elected not to reclassify the income tax effects of U.S. tax reform from items in accumulated other comprehensive income. The Company’s policy is to release the tax effects from accumulated other comprehensive income when the all of the related assets or liabilities that gave rise to the accumulated other comprehensive income have been derecognized.
Standards Issued Not Yet Implemented
In June 2016, the FASB issued ASU 2016-13,
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
. This ASU modifies the measurement of expected credit losses of certain financial instruments. ASU 2016-13 is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The amendments in this ASU should be applied on a modified retrospective basis to all periods presented. The Company adopted ASU 2016-13 effective April 1, 2020, and the impact on our consolidated financial statements of adoption was not significant.
In August 2018, the FASB issued ASU 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement
. This ASU modifies the disclosure requirements for fair value measurements by removing, modifying or adding certain disclosures. ASU 2018-13 is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods, with early adoption permitted. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The Company adopted ASU 2018-13 effective April 1, 2020, and does not expect the adoption to have a significant impact on its consolidated financial statement disclosures.
In August 2018, the FASB issued ASU 2018-15,
Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
. This ASU aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). ASU 2018-15 is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods, with early adoption permitted. The amendments in this ASU should be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company adopted ASU 2018-15 effective April 1, 2020, electing to apply the standard prospectively. As a result of applying the standard prospectively, there was no impact on the Company’s consolidated financial statements and disclosures upon adoption.
In August 2018, the FASB issued ASU 2018-14,
Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20): Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans
, which modifies the disclosure requirements for defined benefit pension plans and other postretirement plans. ASU 2018-14 is effective for annual periods beginning after December 15, 2020, with early adoption permitted. The amendments in this ASU should be applied on a retrospective basis to all periods presented. The Company is currently evaluating the effect that ASU 2018-14 will have on its consolidated financial statements and related disclosures.
Impact of Change in Accounting Principle
Effective April 1, 2020, the Company changed its method of accounting for the determination of the market-related value of assets (“MRVA”) for a class of assets (fixed income securities) within the qualified U.S. defined benefit plan (the “Plan”) which is used in determining the expected return on asset component of net periodic benefit income. This class of assets is comprised solely of the fixed income securities asset class held in the portfolio for the Plan, which provides a natural hedge (liability-hedging assets) against the changes in the recorded amount of net periodic pension cost. Refer to Note 15 for the Company’s fiscal year ended March 31, 2020 fair value disclosure by asset classification. The Company’s previous method of accounting was to calculate the MRVA for all the Plan’s assets recognizing investment gains and losses into the MRVA over a five-year period. The Company has changed its method of accounting and elected to use the fair value of our fixed income assets, which represent approximately 44% of the Plan’s assets, to determine the MRVA beginning in the second quarter of fiscal 2021. This change in accounting principle is preferable as it results in an expected return on asset component of net periodic benefit income that more accurately reflects the changes in the fair values of the fixed income securities. No change is being made to the accounting principle for the other classes of pension assets, which represent the remaining 56% of the pension asset portfolio for the Plan. The gains and losses for these other plan assets will continue to be amortized into the MRVA over a five-year period.
The change in accounting principle requires retrospective application and prospective disclosure. The Company applied the change effective April 1, 2020, and recorded a cumulative adjustment to equity as for the earliest period presented. The tables below represent the impact of this change on the consolidated statements of operations (including earnings per share) and the consolidated statements of comprehensive loss for the periods presented below. The change in accounting principle had no impact on the consolidated statements of cash flows for these periods.
The tables below represent the impact of the change in accounting principle on the consolidated statement of operations and the consolidated statements of comprehensive loss for the fiscal year ended March 31, 2020.

	Fiscal Years Ended
	As Previously Reported, March 31, 2020	Impact of Change	As Reported, March 31, 2020
Non-service defined benefit income	$(41,894)	1,307	$(40,587)
Loss from continuing operations before income taxes	(22,328)	(1,307)	(23,635)
Income tax expense	5,798	—	5,798

Net loss	$(28,126)	$(1,307)	$(29,433)

Net Loss per share - basic & diluted
Basic	$(0.56)	$(0.03)	$(0.58)
Diluted	$(0.56)	$(0.03)	$(0.58)
Defined benefit pension plans and other postretirement benefits:
Total defined benefit pension plans and other postretirement benefits, net of taxes	$(215,132)	$1,307	$(213,825)
Total other comprehensive loss	$(231,744)	$1,307	$(230,437)
Comprehensive loss	$(259,870)	$—	$(259,870)
The table below represents the impact of the change in accounting principle on the consolidated balance sheet as of March 31, 2020.

	As Previously Reported, March 31, 2020	Impact of Change	As Reported, March 31, 2020
Stockholders’ deficit:
Accumulated other comprehensive loss	$(719,428)	$(27,020)	$(746,448)
Accumulated deficit	(830,501)	27,020	(803,481)
Total stockholders’ deficit	$(781,264)	$—	$(781,264)
The tables below represent the impact of the change in accounting principle on the consolidated statement of operations and the consolidated statements of comprehensive loss for the fiscal year ended March 31, 2019.

	Fiscal Years Ended
	As Previously Reported, March 31, 2019	Impact of Change	As Reported, March 31, 2019
Non-service defined benefit income	$(62,105)	5,379	$(56,726)
Loss from continuing operations before income taxes	(327,193)	(5,379)	(332,572)
Income tax benefit	(5,426)	—	(5,426)

Net loss	$(321,767)	$(5,379)	$(327,146)

Net Income per share - basic & diluted
Basic	$(6.47)	$(0.11)	$(6.58)
Diluted	$(6.47)	$(0.11)	$(6.58)
Defined benefit pension plans and other postretirement benefits:
Total defined benefit pension plans and other postretirement benefits, net of taxes	$(128,639)	$5,379	$(123,260)
Total other comprehensive loss	$(119,814)	$5,379	$(114,435)
Comprehensive loss	$(441,581)	$—	$(441,581)
The table below represents the impact of the change in accounting principle on the consolidated balance sheet as of March 31, 2019.

	As Previously Reported, March 31, 2019	Impact of Change	As Reported, March 31, 2019
Stockholders’ deficit:
Accumulated other comprehensive loss	$(487,684)	$(28,327)	$(516,011)
Accumulated deficit	(794,072)	28,327	(765,745)
Total stockholders’ deficit	$(573,313)	$—	$(573,313)
The tables below represent the impact of the change in accounting principle on the consolidated statement of operations and the consolidated statements of comprehensive loss for the fiscal year ended March 31, 2018.

	Fiscal Years Ended
	As Previously Reported, March 31, 2018	Impact of Change	As Reported, March 31, 2018
Non-service defined benefit income	$(103,234)	6,155	$(97,079)
Loss from continuing operations before income taxes	(461,848)	(6,155)	(468,003)
Income tax expense	(36,457)	—	(36,457)

Net income	$(425,391)	$(6,155)	$(431,546)

Net Income per share - basic & diluted
Basic	$(8.60)	$(0.12)	$(8.73)
Diluted	$(8.60)	$(0.12)	$(8.73)
Defined benefit pension plans and other postretirement benefits:
Total defined benefit pension plans and other postretirement benefits, net of taxes	$1,810	$6,155	$7,965
Total other comprehensive income	$28,308	$6,155	$34,463
Comprehensive loss	$(397,083)	$—	$(397,083)